Long-Term Debt and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Long-term Debt

Long-term debt consisted of the following (in thousands):

	December 31,
	2017	2016
New Term Loan	$956,750	$—
Less: Unamortized discount and debt issuance costs	(18,748)	—
Net	938,002	—
6% Senior Notes	875,000	—
Plus: Unamortized debt premium	26,605	—
Less: Unamortized debt issuance costs	(20,716)	—
Net	880,889	—
7% Senior Notes	375,000	375,000
Less: Unamortized discount and debt issuance costs	(7,146)	(8,141)
Net	367,854	366,859
Term Loan	—	418,625
Less: Unamortized discount and debt issuance costs	—	(12,578)
Net	—	406,047
Prior Revolving Credit Facility	—	29,000
Less: Unamortized debt issuance costs	—	(2,023)
Net	—	26,977
Capital leases	917	543
Long-term notes payable	2,531	—
Less: Current portion	(615)	(4,545)
Total long-term debt	$2,189,578	$795,881

Schedule of Maturities of Principal Amount of Long-term Debt

Maturities of the principal amount of the Company’s long-term debt as of December 31, 2017 are as follows:

Years ending December 31,	(In thousands)
2018	$615
2019	425
2020	172
2021	116
2022	126
Thereafter	2,208,744
$2,210,198

7% Senior Notes
Schedule of Redemption Prices of Notes

On or after August 1, 2018, the Company may redeem all or a portion of the Senior Notes upon not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as percentages of the principal amount) set forth below plus accrued and unpaid interest and additional interest, if any, on the Senior Notes redeemed, to the applicable redemption date, if redeemed during the twelve month period beginning on August 1 of the years indicated below:

Year	Percentage
2018	105.250%
2019	103.500%
2020	101.750%
2021 and thereafter	100.000%

6% Senior Notes
Schedule of Redemption Prices of Notes

On or after April 1, 2020, the Company may redeem all or a portion of the 6% Senior Notes upon not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as percentages of the principal amount) set forth below plus accrued and unpaid interest and additional interest, if any, on the 6% Senior Notes redeemed, to the applicable redemption date, if redeemed during the 12-month period beginning on April 1 of the years indicated below:

Year	Percentage
2020	104.500%
2021	103.000%
2022	101.500%
2023 and thereafter	100.000%